Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Liabilities [Abstract]
Schedule Of Other Current Liabilities
	December 31
	2013	2012
Accrued payroll and related benefits	1,134	1,177
Provision for vacation and other employee benefits	1,973	1,642
Net written put option (Note 1A)	554	497
Accrued expenses	812	859
Employees' severance benefits (Note 9D)	115	-
Provision for contingent liabilities (Note 10D)	202	-
Other liabilities	521	244

	5,311	4,419